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INVESTMENT CO OF AMERICA | INVESTMENT CO OF AMERICA®
INVESTMENT CO OF AMERICA®
Prospectus Supplement June 30, 2020

For the following funds with prospectuses dated
August 1, 2019 – June 1, 2020 (as supplemented to date)

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted.

1. The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section of the prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.

2. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to read as follows:

● AMBAL ● AMCAP ● AMF ● CIB ● DWGI	● EUPAC ● FI ● GBAL ● GFA ● GIF	● ICA ● IFA ● IGI ● IVE ● NEF	● NPF ● NWF ● SCWF ● WGI

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - INVESTMENT CO OF AMERICA® - INVESTMENT CO OF AMERICA	Class A	Class 529-A	Class 529-C	Class C	Class 529-E	Class T	Class 529-T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none

5. In the third paragraph of the “Fee and expenses of the fund” section of the prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC), replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

6. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to reflect revisions as provided.

With redemptions
Expense Example - INVESTMENT CO OF AMERICA® - INVESTMENT CO OF AMERICA - USD ($)	Class C	Class 529-A	Class 529-C
1 year		$ 412
3 years		545
5 years		689
10 years	$ 1,415	$ 1,109	$ 1,186

Without redemptions
Expense Example No Redemption - INVESTMENT CO OF AMERICA® - INVESTMENT CO OF AMERICA - USD ($)	Class C	Class 529-C
10 years	$ 1,415	$ 1,186

7. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your prospectus.